Employee Benefit Plan, Related-Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Related Party and Party-in-Interest Transactions [Text Block]
4. Related Party Transactions

As of December 31, 2025, the Plan owned 114,323 shares of Markel Group common stock, which had a cost basis of $97,156,045 and a fair value of $245,758,017. During 2025, 8,556 shares of Markel Group common stock were purchased at a total cost of $16,445,743 and 16,192 shares, with a cost basis of $14,409,235, were sold for $31,288,052.

As of December 31, 2024, the Plan owned 121,958 shares of Markel Group common stock, which had a cost basis of $95,119,536 and a fair value of $210,533,330. During 2024, 10,745 shares of Markel Group common stock were purchased at a total cost of $16,716,556 and 13,387 shares, with a cost basis of $11,408,552, were sold for $20,798,394.

All of the collective investment trusts held by the Plan are managed by the Trustee, who is a party-in-interest. Of the 11 mutual funds held by the Plan, nine are managed by Fidelity Investments, an affiliate of the Trustee, who is a party-in-interest.

Loans to Plan participants, which are considered parties-in-interest, were granted throughout 2025 and 2024 as part of normal Plan operations.